SCHEDULE OF LONG-LIVED ASSETS (Details)			6 Months Ended				12 Months Ended
	Dec. 03, 2024 USD ($)	Dec. 03, 2024 CNY (¥)	Jun. 30, 2025 USD ($)		Jun. 30, 2024 USD ($)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)
Segment Reporting Information [Line Items]
Revenues			$ 214,039		$ 365,975		$ 386,940		$ 3,162,739		$ 6,815,548
Provision for Doubtful Accounts											1,211,221
Provision for and reversal from warranty liability			(153,845)				(674,122)		42,176		256,433
Professional fee	$ 22,574	¥ 162,436
Charges of legal compensation and contract default penalty expense			115,152	[1]		[1]	436,809	[2]	30,295	[2]	1,007,950	[2]
Income tax expense											2,208
Segment net loss			(2,655,477)		(3,785,383)		(30,113,504)		(7,446,001)		(9,766,164)
Consolidated net loss			(2,655,477)		(3,785,383)		(30,113,504)		(7,446,001)		(9,768,372)
Assets			27,187,528				26,631,087		37,503,085
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues			214,039		365,975		386,940		3,162,739		6,815,548
Cost of revenues			485,697	[3]	2,024,154	[3]	513,577	[4]	2,780,959	[4]	4,458,501	[4]
Cost of revenue – idle capacity					12,248	[5]	83,636	[6]	675,678	[6]	569,618	[6]
Provision for Doubtful Accounts			23,132		141,639		2,763,188		(301,002)		1,211,221
Provision for and reversal from obsolete inventory							(773,119)		184,712		323,802
Provision for and reversal from warranty liability							(674,122)		42,176		256,433
Staff cost			277,819		433,815		868,477		2,884,221		2,635,621
Lease expense			820,287		786,835		1,601,458		1,619,897		2,117,011
Depreciation and amortization expense			60,221		724,050		1,713,096		1,385,840		1,998,487
Impairment loss of property, plant and equipment							10,350,589
Professional fee			1,023,521		732,673		2,266,197
Relocation and demolition fees			3,000								225,327
Interest expense			203,628		155,821		343,461		99,229		526,999
Charges of legal compensation and contract default penalty expense			115,152				436,809		30,295		1,007,950
Earnout shares							9,000,000
Income tax expense											2,208
Other segment items			281,704	[7]	343,254	[7]	2,007,197	[8]	1,206,735	[8]	1,250,742	[8]
Segment net loss			(2,655,477)		(3,785,383)		(30,113,504)		(7,446,001)		(9,768,372)
Consolidated net loss			(2,655,477)		(3,785,383)		(30,113,504)		(7,446,001)		$ (9,768,372)
Assets			27,187,528		35,379,424		$ 26,631,087		$ 37,503,085
Reversal for obsolete inventory			(270,800)		(1,203,131)
Reversal for warranty liability			$ (153,845)

[1]	In April 2024, a customer of our company filed a lawsuit against Ganzhou Zhangyang in Gansu Province, requesting the termination of their battery purchase contract and the return of 126 undelivered battery packs (valued at USD$3.1 million, RMB 22.7 million). According to the court judgment obtained, Ganzhou Zhangyang is required to return the USD$3.1 million (RMB22.7 million) it has already received and pay liquidated damages. As of June 30, 2025, based on this judgment, the Company recorded the estimated liability of USD 3.37 million (RMB 24.20 million), and $115,115 (RMB 835,151) was recorded in other expense for the six months ended June 30, 2025 and 2024 respectively.
[2]	On March 7, 2024, a customer of the Company filed a lawsuit in Zhengzhou, Henan Providence against Huizhou Yipeng and Elong Power (Ganzhou) Co., Ltd., a subsidiary of the Company (“Elong Power (Ganzhou)”), demanding compensation in the amount of RMB
[3]	Cost of revenues excludes provision of obsolete inventory, staff cost, depreciation and amortization expense, and lease expense which are separately listed above.
[4]	Cost of revenues excludes provision of obsolete inventory, staff cost, depreciation and amortization expense, and lease expense which are separately listed above.
[5]	Cost of revenue – idle capacity excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above, which was calculated by the monthly actual expenses times (x) monthly capacity utilization ratio.
[6]	Cost of revenue – idle capacity excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above, which was calculated by the monthly actual expenses times (x) monthly capacity utilization ratio.
[7]	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).
[8]	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).